Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 04, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, exercisable	484,444
Shares exercisable, weighted-average exercise price	$ 0.59
Number of options outstanding	2,152,641	2,689,935
Options outstanding, weighted-average exercise price	$ 1.67	$ 0.59
Shares available for future grant	57,198
Weighted-average grant-date fair value of stock options granted	$ 1.79	$ 0.41
Unrecognized compensation cost	$ 1.9
Unrecognized compensation cost related to non-vested awards, expected period	3 years 3 months 18 days
2014 Restricted Unit Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance			2,500,000
Restricted unit plan, extinguished date	Apr. 30, 2021
2021 Stock option and Grant Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, exercisable	1,168,441
Shares exercisable, weighted-average exercise price	$ 0.59
Number of options outstanding	1,168,441
2022 Equity and Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance	2,059,839
Percentage of increase in shares of stock outstanding	4.00%
Number of options outstanding	2,152,641
Options outstanding, weighted-average exercise price	$ 1.67
Shares available for future grant	57,198